CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 89,206	$ 185,836	$ 131,175
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	58,436	55,602	49,929
Long-term investment impairment charge	0	3,353	0
Amortization of deferred charges	11,305	5,866	7,131
Amortization of seller's credit	(1,983)	(1,942)	(2,047)
Equity in earnings of associated companies	(28,200)	(43,492)	(50,902)
Gain on sale of assets and termination of charters	(18,025)	(47,386)	(8,468)
Gain on sale of investment in associated company	0	0	(4,064)
Adjustment of derivatives to fair value recognized in net income	(7,950)	(7,959)	4,476
Loss/(gain) on repurchase of bonds	1,218	122	(521)
Interest receivable in form of notes	(2,767)	(1,779)	0
Other, net	(1,396)	(364)	(1)
Changes in operating assets and liabilities
Trade accounts receivable	(4,313)	(7,787)	864
Due from related parties	49,189	(51,623)	29,113
Other receivables	(740)	(1,067)	1,921
Inventories	(3,656)	(97)	(744)
Prepaid expenses and accrued income	(3,236)	(190)	(218)
Trade accounts payable	2,047	774	232
Accrued expenses	271	3,206	2,589
Other current liabilities	718	(4,503)	3,196
Net cash provided by operating activities	140,124	86,570	163,661
Investing activities
Repayments from investments in direct financing and sales-type leases	51,220	58,571	204,874
Additions to newbuildings	(109,337)	(90,612)	(156,223)
Purchase of vessels	0	(76,936)	(151,562)
Proceeds from sale of vessels and termination of charters	83,583	100,733	71,461
Proceeds from sale of investment in associated company	0	0	37,048
Net amounts (paid to)/received from associated companies	(81,308)	56,443	56,702
Costs of other long-term investments	0	0	(50,000)
Purchase of available for sale securities	(18,140)	(13,890)	(23,763)
Redemption of restricted cash	0	0	5,601
Net cash (used in)/provided by investing activities	(73,982)	34,309	(5,862)
Financing activities
Shares issued, net of issuance costs	128,880	89,596	0
Payments in lieu of issuing shares for exercised share options	(448)	(1,477)	0
Repurchase of bonds	(254,132)	(28,096)	(23,230)
Proceeds from issuance of short-term and long-term debt	705,347	259,097	408,592
Repayments of short-term and long-term debt	(530,186)	(318,374)	(394,747)
Debt fees paid	(8,390)	(3,989)	(17,822)
Cash dividends paid	(109,114)	(152,009)	(122,644)
Net cash used in financing activities	(68,043)	(155,252)	(149,851)
Net (decrease)/increase in cash and cash equivalents	(1,901)	(34,373)	7,948
Cash and cash equivalents at start of the year	60,542	94,915	86,967
Cash and cash equivalents at end of the year	58,641	60,542	94,915
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 77,630	$ 86,692	$ 94,228